Financial risk sensitivity analysis (Tables)	12 Months Ended
Mar. 31, 2018
Financial Instruments [Abstract]
Interest rate and foreign currency sensitivity
A change in the interest rate at the reporting date of 100 basis points for ZAR denominated instruments and 10 basis points for USD denominated instruments would have increased/(decreased) profit or loss before tax by the amounts shown below. This analysis assumes that all other variables remain constant. The analysis is performed on the same basis for the year ended March 31, 2017.

		March 31, 2018 R’000	March 31, 2017 R’000

USD denominated instruments	Increase of 10 basis points	*	143
	Decrease of 10 basis points	*	(143)

ZAR denominated instruments	Increase of 100 basis points	1,811	1,000
	Decrease of 100 basis points	(1,811)	(1,000)

* Amount less than R1,000.
A change in the foreign exchange rates to which the Group is exposed at the reporting date would have increased/(decreased) profit before taxation by the amounts shown below. The analysis has been performed on the basis of the change occurring at the end of the reporting period.

		Increase/(decrease) in profit before taxation
	Change in exchange rate %	Result of weakening in functional currency R’000	Result of strengthening in functional currency R’000

2018
Denominated currency: Functional currency
EUR:GBP	5	710	(710)
USD:GBP	5	(149)	149
USD:ZAR	5	814	(814)
EUR:ZAR	5	368	(368)
GBP:ZAR	5	(78)	78
ZAR:USD	5	2	(2)
EUR:USD	5	231	(231)
USD:AUD	5	(33)	33
AUD:ZAR	5	598	(598)
ZAR:GBP	5	(22)	22
USD:BRL	5	(33)	33

2017
Denominated currency: Functional currency
EUR:GBP	5	152	(152)
USD:GBP	5	(19)	19
USD:ZAR	5	8,028	(8,028)
EUR:ZAR	5	422	(422)
GBP:ZAR	5	(25)	25
ZAR:USD	5	(41)	41
EUR:USD	5	29	(29)
USD:AUD	5	(73)	73
EUR:AUD	5	(3)	3
AUD:ZAR	5	320	(320)
ZAR:GBP	5	(9)	9
ZAR:AUD	5	(43)	43
USD:BRL	5	(124)	124
ZAR:BRL	5	(2)	2
NGN:ZAR	5	228	(228)